Parent Only Financial Information - Condensed Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and amounts due from depository institutions	$ 14,403	$ 13,102
Loans receivable	1,741,471	1,360,871
Other assets	5,865	11,303
Total Assets	3,510,009	3,145,360
Other liabilities	14,134	11,610
Stockholders' equity	494,676	467,707	491,617	487,874
Total Liabilities and Stockholders' Equity	3,510,009	3,145,360
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and amounts due from depository institutions	17,413	13,524
Loans receivable	5,065	6,726
Investment in subsidiaries	472,110	447,498
Other assets	154	62
Total Assets	494,742	467,810
Other liabilities	66	103
Stockholders' equity	494,676	467,707
Total Liabilities and Stockholders' Equity	$ 494,742	$ 467,810